Distribution Date:	08/12/26	CD 2017-CD3 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-CD3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com
Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	24-25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515GAA5	1.965000%	29,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515GAB3	3.153000%	38,347,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12515GAC1	3.356000%	200,000,000.00	106,518,522.09	29,936,352.30	297,896.80	0.00	0.00	30,234,249.10	76,582,169.79	27.78%	30.00%
A-4	12515GAD9	3.631000%	589,293,000.00	589,293,000.00	0.00	1,783,102.40	0.00	0.00	1,783,102.40	589,293,000.00	27.78%	30.00%
A-AB	12515GAE7	3.453000%	54,788,000.00	1,908,313.94	951,766.68	5,491.17	0.00	0.00	957,257.85	956,547.26	27.78%	30.00%
A-S	12515GAF4	3.833000%	78,136,000.00	78,136,000.00	0.00	249,579.41	0.00	0.00	249,579.41	78,136,000.00	19.32%	24.00%
B	12515GAG2	3.984000%	61,857,000.00	61,857,000.00	0.00	205,365.24	0.00	0.00	205,365.24	61,857,000.00	12.62%	19.25%
C	12515GAH0	4.709268%	63,485,000.00	63,485,000.00	0.00	245,357.22	0.00	0.00	245,357.22	63,485,000.00	5.74%	14.38%
D	12515GAM9	3.250000%	76,508,000.00	53,030,113.28	0.00	0.00	0.00	0.00	0.00	53,030,113.28	0.00%	8.50%
E*	12515GAQ0	4.709268%	35,812,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.75%
F	12515GAS6	4.709268%	14,651,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.63%
G	12515GAU1	4.709268%	60,229,959.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	12515GBL0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515GBM8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.709268%	25,222,199.00	18,481,479.14	598,240.84	69,673.57	0.00	0.00	667,914.41	17,883,238.30	0.00%	0.00%
Regular SubTotal			1,327,484,158.02	972,709,428.45	31,486,359.82	2,856,465.81	0.00	0.00	34,342,825.63	941,223,068.63

X-A	12515GAJ6	1.096118%	989,719,000.00	775,855,836.04	0.00	708,691.00	0.00	0.00	708,691.00	744,967,717.05
X-B	12515GAK3	0.725268%	61,857,000.00	61,857,000.00	0.00	37,385.74	0.00	0.00	37,385.74	61,857,000.00
X-D	12515GAV9	1.459268%	76,508,000.00	53,030,113.28	0.00	64,487.62	0.00	0.00	64,487.62	53,030,113.28
Notional SubTotal			1,128,084,000.00	890,742,949.32	0.00	810,564.36	0.00	0.00	810,564.36	859,854,830.33

Deal Distribution Total					31,486,359.82	3,667,030.17	0.00	0.00	35,153,389.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515GAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12515GAC1	532.59261045	149.68176150	1.48948400	0.00000000	0.00000000	0.00000000	0.00000000	151.17124550	382.91084895
A-4	12515GAD9	1,000.00000000	0.00000000	3.02583333	0.00000000	0.00000000	0.00000000	0.00000000	3.02583333	1,000.00000000
A-AB	12515GAE7	34.83087428	17.37180916	0.10022578	0.00000000	0.00000000	0.00000000	0.00000000	17.47203493	17.45906512
A-S	12515GAF4	1,000.00000000	0.00000000	3.19416671	0.00000000	0.00000000	0.00000000	0.00000000	3.19416671	1,000.00000000
B	12515GAG2	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
C	12515GAH0	1,000.00000000	0.00000000	3.86480617	0.05958368	10.06670284	0.00000000	0.00000000	3.86480617	1,000.00000000
D	12515GAM9	693.13161081	0.00000000	0.00000000	1.87723140	44.58183157	0.00000000	0.00000000	0.00000000	693.13161081
E	12515GAQ0	0.00000000	0.00000000	0.00000000	0.00000000	108.12535323	0.00000000	0.00000000	0.00000000	0.00000000
F	12515GAS6	0.00000000	0.00000000	0.00000000	0.00000000	240.08962528	0.00000000	0.00000000	0.00000000	0.00000000
G	12515GAU1	0.00000000	0.00000000	0.00000000	0.00000000	273.94301530	0.00000000	0.00000000	0.00000000	0.00000000
S	12515GBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515GBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	732.74654363	23.71882166	2.76239078	0.11319235	21.48603974	0.00000000	0.00000000	26.48121244	709.02772197

Notional Certificates
X-A	12515GAJ6	783.91526892	0.00000000	0.71605274	0.00000000	0.00000000	0.00000000	0.00000000	0.71605274	752.70629042
X-B	12515GAK3	1,000.00000000	0.00000000	0.60438980	0.00000000	0.00000000	0.00000000	0.00000000	0.60438980	1,000.00000000
X-D	12515GAV9	693.13161081	0.00000000	0.84288728	0.00000000	0.00000000	0.00000000	0.00000000	0.84288728	693.13161081

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	297,896.80	0.00	297,896.80	0.00	0.00	0.00	297,896.80	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,783,102.40	0.00	1,783,102.40	0.00	0.00	0.00	1,783,102.40	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	5,491.17	0.00	5,491.17	0.00	0.00	0.00	5,491.17	0.00
X-A	07/01/26 - 07/30/26	30	0.00	708,691.00	0.00	708,691.00	0.00	0.00	0.00	708,691.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	37,385.74	0.00	37,385.74	0.00	0.00	0.00	37,385.74	0.00
X-D	07/01/26 - 07/30/26	30	0.00	64,487.62	0.00	64,487.62	0.00	0.00	0.00	64,487.62	0.00
A-S	07/01/26 - 07/30/26	30	0.00	249,579.41	0.00	249,579.41	0.00	0.00	0.00	249,579.41	0.00
B	07/01/26 - 07/30/26	30	0.00	205,365.24	0.00	205,365.24	0.00	0.00	0.00	205,365.24	0.00
C	07/01/26 - 07/30/26	30	632,818.53	249,139.89	0.00	249,139.89	3,782.67	0.00	0.00	245,357.22	639,084.63
D	07/01/26 - 07/30/26	30	3,258,418.66	143,623.22	0.00	143,623.22	143,623.22	0.00	0.00	0.00	3,410,866.77
E	N/A	N/A	3,857,048.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,872,185.15
F	N/A	N/A	3,503,802.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,517,553.10
G	N/A	N/A	16,435,078.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16,499,576.58
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR Interest	07/01/26 - 07/30/26	30	536,962.96	72,528.53	0.00	72,528.53	2,854.96	0.00	0.00	69,673.57	541,925.17
Totals			28,224,130.47	3,817,291.02	0.00	3,817,291.02	150,260.85	0.00	0.00	3,667,030.17	28,481,191.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515GAY3	4.709268%	9,057,988.00	7,100,695.05	282,690.56	27,865.90	0.00	0.00	310,556.46	6,818,004.49
V-A (EC)	N/A	4.709268%	10,110,881.00	7,926,073.94	315,550.28	31,105.01	0.00	0.00	346,655.29	7,610,523.66
V-B (Cert)	12515GBA4	4.709268%	566,121.00	566,121.00	0.00	2,221.68	0.00	0.00	2,221.68	566,121.00
V-B (EC)	N/A	4.709268%	631,925.00	631,925.00	0.00	2,479.92	0.00	0.00	2,479.92	631,925.00
V-C (Cert)	12515GBC0	4.709268%	581,020.00	581,020.00	0.00	2,835.73	0.00	0.00	2,835.73	581,020.00
V-C (EC)	N/A	4.709268%	648,557.00	648,557.00	0.00	3,165.35	0.00	0.00	3,165.35	648,557.00
V-D (Cert)	12515GBE6	4.709268%	700,208.00	485,336.57	0.00	0.00	0.00	0.00	0.00	485,336.57
V-D (EC)	N/A	4.709268%	781,598.00	541,750.58	0.00	0.00	0.00	0.00	0.00	541,750.58
V-E (Cert)	12515GBG1	N/A	1,013,072.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (EC)	N/A	N/A	1,130,829.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			25,222,199.00	18,481,479.14	598,240.84	69,673.59	0.00	0.00	667,914.43	17,883,238.30

Exchangeable Certificate Details
V-A	12515GAY3	4.709268%	9,057,988.00	15,026,768.99	598,240.84	58,970.90	0.00	0.00	657,211.74	14,428,528.15
V-B	12515GBA4	4.709268%	566,121.00	1,198,046.00	0.00	4,701.60	0.00	0.00	4,701.60	1,198,046.00
V-C	12515GBC0	4.709268%	581,020.00	1,229,577.00	0.00	6,001.07	0.00	0.00	6,001.07	1,229,577.00
V-D	12515GBE6	4.709268%	700,208.00	1,027,087.15	0.00	0.00	0.00	0.00	0.00	1,027,087.15
V-E	12515GBG1	N/A	1,013,072.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	12515GBH9	4.709268%	13,303,790.00	9,748,306.53	315,550.28	36,750.27	0.00	0.00	352,300.55	9,432,756.25
Exchangeable Certificates Total			25,222,199.00	28,229,785.67	913,791.12	106,423.84	0.00	0.00	1,020,214.96	27,315,994.55

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515GAY3	1,658.95218563	66.04566489	6.51037515	0.00000000	0.00000000	0.00000000	0.00000000	72.55604004	1,592.90652074
V-B	12515GBA4	2,116.23663492	0.00000000	8.30493834	0.00000000	0.00000000	0.00000000	0.00000000	8.30493834	2,116.23663492
V-C	12515GBC0	2,116.23868369	0.00000000	10.32850849	(2.02356201)	4.19016557	0.00000000	0.00000000	10.32850849	2,116.23868369
V-D	12515GBE6	1,466.83149864	0.00000000	0.00000000	5.75641809	109.68477938	0.00000000	0.00000000	0.00000000	1,466.83149864
V-E	12515GBG1	0.00000000	0.00000000	0.00000000	0.00000000	456.71821944	0.00000000	0.00000000	0.00000000	0.00000000
V-2	12515GBH9	732.74657297	23.71882599	2.76239102	0.11319180	21.48602691	0.00000000	0.00000000	26.48121701	709.02774698

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	35,153,389.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,828,409.24	Master Servicing Fee	4,527.28
Interest Reductions due to Nonrecoverability Determination	(223,333.69)	Certificate Administrator Fee	4,104.29
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	418.81
ARD Interest	0.00	Operating Advisor Fee	1,809.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,605,075.55	Total Fees	10,859.90

Principal		Expenses/Reimbursements
Scheduled Principal	858,882.10	Reimbursement for Interest on Advances	170.02
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	30,627,477.72	Special Servicing Fees (Monthly)	(72,984.52)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,486,359.82	Total Expenses/Reimbursements	(72,814.50)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,667,030.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	31,486,359.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	35,153,389.99
Total Funds Collected	35,091,435.37	Total Funds Distributed	35,091,435.39

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	972,709,428.45	972,709,428.45	Beginning Certificate Balance	972,709,428.45
(-) Scheduled Principal Collections	858,882.10	858,882.10	(-) Principal Distributions	31,486,359.82
(-) Unscheduled Principal Collections	30,627,477.72	30,627,477.72	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	941,223,068.63	941,223,068.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	972,918,514.11	972,918,514.11	Ending Certificate Balance	941,223,068.63
Ending Actual Collateral Balance	941,285,007.61	941,285,007.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,474,423.67	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,474,423.67	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP	Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP
4,999,999 or less	8	31,363,481.14	3.33%	4	4.8119	2.010729	1.35 or less	12	364,664,335.51	38.74%	5	4.7230	0.805239
5,000,000 to 9,999,999	10	70,756,563.34	7.52%	4	4.8862	1.622989	1.36 to 1.50	4	29,538,600.20	3.14%	4	4.6989	1.431876
10,000,000 to 19,999,999	3	46,457,283.49	4.94%	4	4.7820	1.797462	1.51 to 1.65	5	25,081,736.49	2.66%	4	5.0230	1.588203
20,000,000 to 29,999,999	8	212,263,438.99	22.55%	4	4.4964	1.171234	1.66 to 1.80	6	107,978,628.34	11.47%	4	4.8136	1.723086
30,000,000 to 39,999,999	9	308,419,827.89	32.77%	1	4.5820	1.603594	1.81 to 2.00	5	118,346,128.43	12.57%	4	4.0571	1.834577
40,000,000 to 49,999,999	1	40,000,000.00	4.25%	5	4.0600	3.400000	2.01 to 3.00	7	185,908,966.05	19.75%	(2)	4.4103	2.176020
50,000,000 to 59,999,999	1	50,000,000.00	5.31%	4	3.8206	1.830000	3.01 or greater	3	75,742,199.83	8.05%	5	4.1032	3.444453
60,000,000 or greater	2	148,000,000.00	15.72%	4	4.5803	1.434324	Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862
Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP
							Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP
California	8	230,068,989.30	24.44%	5	4.3518	2.113145
							Industrial	1	4,075,000.00	0.43%	4	4.7400	2.210000
Colorado	2	16,654,991.17	1.77%	4	4.8640	1.361923
							Lodging	12	181,493,678.18	19.28%	3	4.5518	1.857524
Florida	3	17,599,436.21	1.87%	4	5.1408	1.252276
							Mixed Use	4	160,405,113.74	17.04%	4	3.9722	1.509191
Georgia	1	7,218,083.33	0.77%	3	4.3000	1.430000
							Office	13	568,090,246.59	60.36%	2	4.6300	1.463008
Hawaii	1	60,000,000.00	6.37%	3	4.1995	2.350000
							Other	1	5,300,000.00	0.56%	4	4.8200	2.400000
Illinois	2	101,507,457.70	10.78%	(11)	4.6213	2.038935
							Retail	10	105,018,614.12	11.16%	4	4.7895	1.525082
Indiana	3	27,010,302.73	2.87%	4	5.1600	1.760000
							Self Storage	1	4,742,199.83	0.50%	5	4.7500	4.110000
Massachusetts	1	3,021,202.39	0.32%	5	5.1100	1.410000
							Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862
Nevada	1	37,078,654.47	3.94%	4	4.9200	1.130000

New Jersey	1	5,300,000.00	0.56%	4	4.8200	2.400000

New Mexico	1	4,500,000.00	0.48%	3	4.3890	1.670000

New York	6	369,000,000.00	39.20%	4	4.3975	1.076856

North Carolina	1	19,521,760.70	2.07%	5	5.0200	1.660000

Pennsylvania	1	7,787,677.90	0.83%	3	4.4900	1.940000

South Carolina	2	21,724,487.90	2.31%	3	4.9377	1.630955

Tennessee	2	17,224,898.39	1.83%	3	4.4300	0.790000

Texas	2	14,271,752.42	1.52%	5	5.2397	1.410311

Virginia	1	27,573,891.32	2.93%	5	5.0000	1.710000

Washington	2	6,475,000.00	0.69%	4	4.7400	2.210000

Wisconsin	1	35,586,266.54	3.78%	4	4.8900	0.930000

Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP	Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP
	4.00% or less	2	75,000,000.00	7.97%	4	3.8206	1.830000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.5%	13	311,004,946.28	33.04%	4	4.2261	2.085516	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	19	441,989,514.94	46.96%	2	4.7659	1.203030	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	8	79,266,133.63	8.42%	5	5.1767	1.599597	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862	49 months or greater	42	907,260,594.85	96.39%	3	4.5386	1.592019
								Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP	Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP
	60 months or less	42	907,260,594.85	96.39%	3	4.5386	1.592019	Interest Only	15	478,275,000.00	50.81%	4	4.3436	1.657885
61 months to 102 months		0	0.00	0.00%	0	0.0000	0.000000	238 months or less	6	38,125,865.05	4.05%	4	4.9259	1.631233
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	21	390,859,729.80	41.53%	2	4.7395	1.507598
	Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	33,962,473.78	3.61%	5	5.2132	NAP			No outstanding loans in this group
Underwriter's Information		5	75,794,183.02	8.05%	4	4.7790	1.827922
	12 months or less	37	831,466,411.83	88.34%	3	4.5167	1.570515
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	941,223,068.63	100.00%	3	4.5630	1.585862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30312122	OF	New York	NY	Actual/360	4.840%	366,764.44	0.00	0.00	N/A	01/06/27	--	88,000,000.00	88,000,000.00	08/06/26
3A1C1	30312105	MU	New York	NY	Actual/360	3.821%	164,498.06	0.00	0.00	N/A	12/06/26	--	50,000,000.00	50,000,000.00	08/06/26
3A1C2	30312106	MU	New York	NY	Actual/360	3.821%	82,249.03	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	08/06/26
4A1	30312139	OF	Santa Monica	CA	Actual/360	4.060%	139,844.44	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	08/01/26
4A2	30312160	OF	Santa Monica	CA	Actual/360	4.060%	108,379.44	0.00	0.00	N/A	01/01/27	--	31,000,000.00	31,000,000.00	08/01/26
5A32	30312110	OF	Chicago	IL	Actual/360	4.610%	129,079.03	0.00	0.00	N/A	08/06/25	08/06/27	32,515,885.43	32,515,885.43	08/06/26
5A41	30312111	OF	Chicago	IL	Actual/360	4.610%	129,079.03	0.00	0.00	N/A	08/06/25	08/06/27	32,515,885.43	32,515,885.43	08/06/26
6A1	30312143	OF	Sunnyvale	CA	Actual/360	4.550%	145,652.68	55,453.92	0.00	N/A	01/06/27	--	37,176,394.75	37,120,940.83	08/06/26
6A3	30312145	OF	Sunnyvale	CA	Actual/360	4.550%	109,239.51	41,590.44	0.00	N/A	01/06/27	--	27,882,296.05	27,840,705.61	08/06/26
7A1	30312118	OF	Brooklyn	NY	Actual/360	4.730%	154,776.11	0.00	0.00	N/A	01/06/27	--	38,000,000.00	38,000,000.00	08/06/26
7A3	30312120	OF	Brooklyn	NY	Actual/360	4.730%	118,118.61	0.00	0.00	N/A	01/06/27	--	29,000,000.00	29,000,000.00	08/06/26
8	30312107	LO	Honolulu	HI	Actual/360	4.199%	216,974.17	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	08/01/26
10	30312113	LO	Los Angeles	CA	Actual/360	4.250%	121,438.56	80,256.80	0.00	N/A	11/06/26	--	33,182,451.99	33,102,195.19	08/06/26
11	30312154	RT	Las Vegas	NV	Actual/360	4.920%	157,324.83	55,452.38	0.00	N/A	12/06/26	--	37,134,106.85	37,078,654.47	08/06/26
12	30312116	OF	West Allis	WI	Actual/360	4.890%	150,108.65	61,938.98	0.00	N/A	12/06/26	--	35,648,205.52	35,586,266.54	07/06/26
13	30312134	LO	Various	IN	Actual/360	5.160%	120,268.35	56,843.82	0.00	N/A	12/06/26	--	27,067,146.55	27,010,302.73	08/06/26
15	30298032	OF	New York	NY	Actual/360	4.500%	0.00	0.00	0.00	N/A	01/06/27	--	31,500,000.00	31,500,000.00	03/06/23
16	30312138	OF	Leesburg	VA	Actual/360	5.000%	118,894.78	40,380.20	0.00	N/A	01/06/27	--	27,614,271.52	27,573,891.32	08/06/26
17	30297940	MU	New York	NY	Actual/360	4.127%	0.00	0.00	0.00	N/A	11/06/26	--	28,500,000.00	28,500,000.00	11/06/23
19	30312112	LO	Various	Various	Actual/360	4.430%	85,416.66	52,780.35	0.00	N/A	11/06/26	--	22,391,319.68	22,338,539.33	08/06/26
20	30312130	OF	Newark	DE	Actual/360	5.280%	100,266.41	45,175.21	0.00	N/A	01/06/27	--	22,052,730.26	22,007,555.05	08/06/26
21	30312104	MU	New York	NY	Actual/360	4.050%	87,187.50	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	08/06/26
22	30312127	IN	Atlanta	GA	Actual/360	4.870%	81,151.46	19,351,213.19	0.00	N/A	12/06/26	--	19,351,213.19	0.00	08/06/26
23	30312142	RT	Charlotte	NC	Actual/360	5.020%	84,511.34	28,478.03	0.00	N/A	01/06/27	--	19,550,238.73	19,521,760.70	08/06/26
25	30312140	RT	Los Angeles	CA	Actual/360	4.452%	61,338.67	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	08/06/26
27A2A	30312108	LO	Hilton Head Island	SC	Actual/360	4.920%	15,958.98	13,037.95	0.00	N/A	10/06/26	--	3,766,871.21	3,753,833.26	08/06/26
27A3B	30312109	LO	Hilton Head Island	SC	Actual/360	4.920%	31,917.96	26,075.89	0.00	N/A	10/06/26	--	7,533,743.84	7,507,667.95	08/06/26
28	30312159	OF	Lakewood	CO	Actual/360	4.840%	45,677.53	24,161.35	0.00	N/A	12/06/26	--	10,959,684.14	10,935,522.79	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30312151	IN	Vance	AL	Actual/360	4.680%	45,671.74	11,332,937.11	0.00	N/A	01/06/27	--	11,332,937.11	0.00	08/06/26
31	30312135	LO	Delray Beach	FL	Actual/360	5.460%	38,267.26	25,961.35	0.00	N/A	01/06/27	--	8,139,083.02	8,113,121.67	08/06/26
32	30312131	LO	Pittsburgh	PA	Actual/360	4.490%	30,218.78	28,084.05	0.00	N/A	11/06/26	--	7,815,761.95	7,787,677.90	08/06/26
33	30312149	RT	Lindsay	CA	Actual/360	4.710%	33,974.94	13,016.19	0.00	N/A	12/06/26	--	8,376,807.88	8,363,791.69	08/06/26
34	30312128	MU	Houston	TX	Actual/360	5.250%	31,319.10	22,613.19	0.00	N/A	01/06/27	--	6,927,726.93	6,905,113.74	08/06/26
35	30297853	RT	Suwanee	GA	Actual/360	4.300%	26,791.30	17,375.98	0.00	N/A	11/06/26	--	7,235,459.31	7,218,083.33	08/06/26
36	30312136	OF	Irving	TX	Actual/360	5.230%	33,245.11	15,239.86	0.00	N/A	01/06/27	--	7,381,878.54	7,366,638.68	08/06/26
39	30312096	OF	Fort Collins	CO	Actual/360	4.910%	24,234.77	12,427.32	0.00	N/A	01/06/27	--	5,731,895.70	5,719,468.38	08/06/26
41	30312125	Various Bellevue		WA	Actual/360	4.740%	26,428.79	0.00	0.00	N/A	12/06/26	--	6,475,000.00	6,475,000.00	08/06/26
42	30312132	OF	Porterville	CA	Actual/360	4.160%	14,628.94	25,309.95	0.00	N/A	12/06/26	--	4,083,760.48	4,058,450.53	08/06/26
43	30312155	RT	Spring	TX	Actual/360	5.090%	22,288.08	10,794.38	0.00	N/A	12/06/26	--	5,085,055.51	5,074,261.13	08/06/26
44	30312150	SS	Riverside	CA	Actual/360	4.750%	19,440.09	10,554.63	0.00	N/A	01/06/27	--	4,752,754.46	4,742,199.83	08/06/26
45	30312124	98	Clifton	NJ	Actual/360	4.820%	21,997.94	0.00	0.00	N/A	12/01/26	--	5,300,000.00	5,300,000.00	08/01/26
46	30312137	LO	Cocoa	FL	Actual/360	5.380%	20,298.56	8,836.16	0.00	N/A	01/06/27	--	4,381,509.75	4,372,673.59	08/06/26
47	30312156	RT	Albuquerque	NM	Actual/360	4.389%	17,007.38	0.00	0.00	N/A	11/06/26	--	4,500,000.00	4,500,000.00	08/06/26
48	30312126	RT	Chicago	IL	Actual/360	4.900%	16,737.19	6,880.15	0.00	N/A	12/06/26	--	3,966,681.56	3,959,801.41	08/06/26
49	30312133	RT	Holbrook	MA	Actual/360	4.850%	14,064.18	7,412.88	0.00	N/A	12/06/26	--	3,367,546.36	3,360,133.48	08/06/26
50	30312141	SS	Metuchen	NJ	Actual/360	5.320%	16,155.88	6,106.01	0.00	N/A	01/06/27	--	3,526,630.13	3,520,524.12	08/06/26
51	30312157	RT	Dorchester	MA	Actual/360	5.110%	13,316.26	5,029.04	0.00	N/A	01/06/27	--	3,026,231.43	3,021,202.39	08/06/26
52	30312158	RT	Walterboro	SC	Actual/360	5.050%	12,873.03	4,943.06	0.00	N/A	02/06/27	--	2,960,263.19	2,955,320.13	08/06/26
Totals							3,605,075.55	31,486,359.82	0.00				972,709,428.45	941,223,068.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	4,663,453.61	975,360.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	26,875,939.66	4,708,412.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C2	26,875,939.66	4,708,412.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	10,243,962.28	2,643,426.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	10,243,962.28	2,643,426.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A32	37,566,707.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A41	37,566,707.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	16,274,991.40	3,904,860.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	16,274,991.40	3,904,860.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	3,067,814.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	3,067,814.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,482,132.85	5,365,559.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,418,114.19	766,107.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,991,669.41	0.00	--	--	--	0.00	0.00	211,894.14	211,894.14	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	10/07/24	14,036,285.28	477,584.61	(334.18)	961,939.10	797,354.94	0.00
16	3,298,744.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	977,107.00	362,055.18	01/01/26	03/31/26	12/11/25	18,617,952.64	649,894.08	(255.23)	1,236,035.67	0.00	0.00
19	0.00	305,105.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	13,610,815.66	3,721,978.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,981,945.83	567,486.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,614,583.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2A	13,031,049.77	13,013,210.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3B	13,031,049.77	13,013,210.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	816,926.12	303,284.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,174,968.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	932,980.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,083,529.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	802,774.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	853,103.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	654,753.00	153,058.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,037,984.71	985,865.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,323,775.60	1,491,845.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	620,875.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	744,932.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	335,467.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	501,782.05	447,423.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	324,980.00	325,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	411,538,580.80	210,895,116.89				32,654,237.92	1,127,478.69	211,304.73	2,409,868.91	797,354.94	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	30312127	19,314,842.01	Payoff Prior to Maturity	0.00	0.00
30	30312151	11,312,635.71	Payoff Prior to Maturity	0.00	0.00
Totals		30,627,477.72		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	1	28,500,000.00	0	0.00	0	0.00	2	30,627,477.72	4.562961%	4.549846%	3
07/10/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	1	28,500,000.00	0	0.00	0	0.00	1	5,536,153.61	4.570630%	4.557356%	4
06/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.572773%	4.559234%	5
05/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.572978%	4.559437%	6
04/10/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.573198%	4.559655%	7
03/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	1	8,996,799.05	4.573401%	4.559855%	8
02/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587469%	4.573953%	9
01/12/26	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587679%	4.574161%	10
12/12/25	0	0.00	0	0.00	2	60,000,000.00	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587888%	4.574368%	11
11/13/25	0	0.00	0	0.00	2	60,000,000.00	2	31,500,000.00	0	0.00	0	0.00	0	0.00	1	17,169,240.32	4.588112%	4.574590%	12
10/10/25	0	0.00	0	0.00	3	88,500,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594381%	4.580890%	13
09/12/25	0	0.00	0	0.00	3	88,500,000.00	2	60,000,000.00	4	0.00	0	0.00	0	0.00	4	0.00	4.594590%	4.581098%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30312116	07/06/26	0	A	211,894.14	211,894.14	0.00	35,648,205.52	04/06/26	98
15	30298032	03/06/23	40	6	(334.18)	961,939.10	1,405,097.36	31,500,000.00	06/08/23	2		09/18/23
17	30297940	11/06/23	32	6	(255.23)	1,236,035.67	0.00	28,500,000.00	09/06/23	7			03/03/26
Totals					211,304.73	2,409,868.91	1,405,097.36	95,648,205.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		876,191,298	816,191,298	0		60,000,000
7 - 12 Months		65,031,771	65,031,771	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	941,223,069	881,223,069	0	0	0	60,000,000
Jul-26	972,709,428	912,709,428	0	0	0	60,000,000
Jun-26	979,178,428	919,178,428	0	0	0	60,000,000
May-26	980,048,675	920,048,675	0	0	0	60,000,000
Apr-26	980,974,272	920,974,272	0	0	0	60,000,000
Mar-26	981,837,059	921,837,059	0	0	28,500,000	31,500,000
Feb-26	1,009,901,064	949,901,064	0	0	28,500,000	31,500,000
Jan-26	1,010,810,802	950,810,802	0	0	28,500,000	31,500,000
Dec-25	1,011,716,751	951,716,751	0	0	60,000,000	0
Nov-25	1,012,682,324	952,682,324	0	0	28,500,000	31,500,000
Oct-25	1,042,080,476	953,580,476	0	0	57,000,000	31,500,000
Sep-25	1,043,038,534	954,538,534	0	0	57,000,000	31,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312122	88,000,000.00	88,000,000.00	160,000,000.00	12/01/16	878,188.57	0.81000	03/31/26	01/06/27	I/O
7A1	30312118	38,000,000.00	38,000,000.00	219,000,000.00	10/26/16	2,271,003.32	0.39000	12/31/25	01/06/27	I/O
7A3	30312120	29,000,000.00	29,000,000.00	219,000,000.00	10/26/16	2,271,003.32	0.39000	12/31/25	01/06/27	I/O
12	30312116	35,586,266.54	35,648,205.52	99,000,000.00	10/05/16	4,272,215.41	0.93000	12/31/25	12/06/26	245
15	30298032	31,500,000.00	31,500,000.00	22,000,000.00	09/06/23	2,731,841.84	1.82000	10/31/16	01/06/27	I/O
17	30297940	28,500,000.00	28,500,000.00	105,000,000.00	11/21/25	362,055.18	0.16000	03/31/26	11/06/26	I/O
19	30312112	22,338,539.33	22,338,539.33	38,000,000.00	10/01/16	241,730.41	0.79000	03/31/26	11/06/26	242
51	30312157	3,021,202.39	3,021,202.39	5,230,000.00	10/26/16	312,498.00	1.41000	--	01/06/27	245
Totals		275,946,008.26	276,007,947.24	867,230,000.00		13,340,536.05

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30312122	OF	NY	12/08/25	6

8/6/2026 - The Loan transferred to Special Servicing as of 12/10/2025 for imminent default. The Loan is paid current. The collateral is a 25-story Class B office property built in 1928. The property is located on the southeast corner of West 38th

Street and Broadway in the Times Square South office submarket of Midtown Manhattan. The property contains 213,998 sq. ft. on a 7,989 sq. ft. parcel of land. The Special Servicer is in discussions with Borrower''s representative regarding the

	request for a DPO . Servicer anticipates a payoff within 90 days.

7A1	30312118	OF	NY	07/15/26	98

8/6/2026 - Loan transferred to Special Servicing effective 7/16/26 due to imminent default. Hard cash management is in place and loan is paid through the July 2026 payment. Hello letter and PNA have been sent to the Borrower and local

	counsel has been engaged.

7A3	30312120	OF	NY	07/15/26	98
	8/6/2026 - Please refer to commentary on loan 30312118.

12	30312116	OF	WI	04/06/26	98

8/6/2026 - Loan transferred to Special Servicing effective 4/10/26 and Borrower''s unwillingness to cover operating shortfalls. Collateral is a 664,479 sf office property located in West Allis, WI which is approx. 71% occupied as of Dec. 2025. PNA has bee n signed as of 4/21/26. Loan is paid to 6/6/26. Borrower has proposed an A/B modification with an extension of maturity date; discussions are ongoing. Trust counsel is reviewing the Loan file. Updated appraisal is in process. Special

	Servicer continues to evaluate rights and remedies.

15	30298032	OF	NY	06/08/23	2

8/6/2026 - The Loan transferred to special servicing effective 6/9/23 for payment default and is currently due for the 4/6/23 payment. Legal counsel was engaged and the debt formally demanded. Foreclosure filed 9/18/23. A PNA was sent to

Borrower but not executed. An amended foreclosure complaint was filed 12/14/23 to address a significant mechanic''s lien (which was ultimately released in January 2025). Receiver appointed late March 2025 via consent, with express authority

	to sell. The receiver has taken control of the asset. Updated appraisal has been completed. Receiver sale launched in June 2026 and is in the best and final round.

17	30297940	MU	NY	09/06/23	7

8/6/2026 - The Special Servicer was the winning bidder at the foreclosure sale on 3/3/26 and has now taken title to the property. As of 7/31/26, the property remains 65% occupied. The property is currently on the market for lease and for sale.

	Several buy er tours have been conducted and additional are planned in the coming weeks. The current projection is a sale by the end of 2026.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	30312112	LO	Various	05/18/26	6

8/6/2026 - Loan transferred to Special Servicing effective 5/19/2026 for imminent maturity default. collateral is a portfolio of 3 limited-service hotel properties containing 285 total rooms, with two properties located in Chattanooga, TN and a third in

Jacksonville, FL. PNA has not been signed. Loan is paid to 7/6/2026. Borrower requested a DPO in connection with disposition of the portfolio, which was approved by Noteholder in June 2026, pending closings on collateral sales in Q3 2026.

51	30312157	RT	MA	03/16/23	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A32	30312110	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
5A41	30312111	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
14	30312129	0.00	5.09000%	0.00	5.09000%	8	02/28/23	08/21/23	09/26/23
17	30297940	28,500,000.00	4.12650%	28,500,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
19	30312112	25,897,261.98	4.43000%	25,897,261.98	4.43000%	8	06/02/20	06/05/20	06/04/20
31	30312135	9,826,323.09	5.46000%	9,826,323.09	5.46000%	10	04/23/20	05/06/20	04/27/20
31	30312135	0.00	5.46000%	9,612,791.15	5.46000%	8	04/21/21	03/25/21	04/21/21
Totals		64,223,585.07		64,223,585.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1A4B	30312100	09/12/25	10,000,000.00	48,000,000.00	0.00	2,675,616.92	0.00	(2,675,616.92)	27,675,616.92	0.00	0.00	27,675,616.92	276.75%
1A5	30312101	09/12/25	40,000,000.00	48,000,000.00	0.00	4,277,861.57	0.00	(4,277,861.57)	44,277,861.57	0.00	0.00	44,277,861.57	110.69%
1A7	30312102	09/12/25	25,000,000.00	48,000,000.00	0.00	2,675,616.92	0.00	(2,675,616.92)	27,675,616.92	0.00	0.00	27,675,616.92	110.70%
1A8	30312103	09/12/25	25,000,000.00	48,000,000.00	0.00	2,698,735.27	0.00	(2,698,735.27)	27,698,735.27	0.00	0.00	27,698,735.27	110.79%
14	30312129	03/12/26	27,027,144.94	51,600,000.00	9,649,484.63	646,814.82	9,643,613.87	8,996,799.05	18,030,345.89	0.00	0.00	18,030,345.89	56.34%
18	30312123	11/13/25	28,500,000.00	17,300,000.00	18,887,333.84	1,718,093.52	18,887,333.84	17,169,240.32	11,330,759.68	0.00	0.00	11,330,759.68	39.75%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			155,527,144.94	260,900,000.00	28,536,818.47	14,692,739.02	28,530,947.71	13,838,208.69	156,688,936.25	0.00	0.00	156,688,936.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/10/26	0.00	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	0.03	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/25	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00
1A4B	30312100	09/12/25	0.00	0.00	27,675,616.92	0.00	0.00	10,000,000.00	0.00	383,423.14	10,383,423.14
1A5	30312101	09/12/25	0.00	0.00	44,277,861.57	0.00	0.00	40,000,000.00	0.00	506,996.28	40,506,996.28
1A7	30312102	09/12/25	0.00	0.00	27,675,616.92	0.00	0.00	25,000,000.00	0.00	0.00	25,000,000.00
1A8	30312103	09/12/25	0.00	0.00	27,698,735.27	0.00	0.00	25,000,000.00	0.00	0.00	25,000,000.00
14	30312129	03/12/26	0.00	0.00	18,030,345.89	0.00	0.00	18,030,345.89	0.00	0.00	18,030,345.89
18	30312123	11/13/25	0.00	0.00	11,330,759.68	0.00	0.00	11,330,759.68	0.00	0.00	11,330,759.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.05	156,688,936.25	0.00	0.00	129,361,105.57	0.00	890,419.42	130,251,524.99

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(108,166.65)	0.00	0.00	0.00	0.00	0.00	167.05	0.00	0.00	0.00
7A1	0.00	0.00	5,541.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	4,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	7,674.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,781.25	0.00	0.00	0.00	0.00	122,062.50	0.00	0.00	0.00	0.00
17	0.00	0.00	6,135.42	0.00	0.00	0.00	0.00	101,271.19	0.00	0.00	0.00	0.00
19	0.00	0.00	4,820.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(57.82)	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	60.79	0.00	0.00	0.00
Total	0.00	0.00	(72,984.52)	0.00	0.00	0.00	0.00	223,333.69	170.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		150,519.19

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Supplemental Notes
None

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